Foreign exchange and derivative financial instruments - Derivative Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument (loss)/gain, net	$ (22,441)	$ 10,967	$ (18,534)
€150,000 Cross Currency Interest Rate, Maturing 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	150,000
Derivative financial instrument (loss)/gain, net	(5,348)		(6,274)
€150,000 Cross Currency Interest Rate, Maturing 2027
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument (loss)/gain, net	(2,958)
€150,000 Cross Currency Interest Rate, Maturing 2029
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument (loss)/gain, net	(5,461)
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,000
Derivative financial instrument (loss)/gain, net		7,684
€50,800 Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount		50,800
Derivative financial instrument (loss)/gain, net		787	(5,058)
€42,000 Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount		42,000
Derivative financial instrument (loss)/gain, net		645	(4,401)
€30,000 Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount		30,000
Derivative financial instrument (loss)/gain, net		448	(2,802)
Euro Revolving Credit Facility ("RCF") Forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument (loss)/gain, net		1,402	0
Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument (loss)/gain, net	$ (8,674)	$ 1	$ 1